Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
SEGMENT REPORTING
4. S
EGMENT
R
EPORTING
Our reportable segments are Marketplace and Resale. Through the Marketplace segment, we act as an intermediary between ticket buyers and sellers within our online secondary ticket marketplace. Through the Resale segment, we acquire tickets from primary sellers, which are then sold through secondary ticket marketplaces. Revenues and contribution margin are used by our Chief Operating Decision Maker (“CODM”) to assess performance of the business. We define contribution margin as revenues less cost of revenues and marketing and selling expenses.
We do not report our assets, capital expenditures, or related depreciation and amortization expenses by segment, because our CODM does not use this information to evaluate the performance of our operating segments.
The following tables represent our segment information (in thousands):

	Three Months Ended March 31, 2022
	Marketplace	Resale	Consolidated
Revenues	$110,516	$20,256	$130,772
Cost of revenues (exclusive of depreciation and amortization shown separately below)	16,409	15,755	32,164
Marketing and selling	54,228	—	54,228

Contribution margin	$39,879	$4,501	$44,380

General and administrative			29,275
Depreciation and amortization			1,385
Income from operations			13,720

Interest expense – net			3,942
Loss on extinguishment of debt			4,285
Other expenses			2,279

Income before income taxes			$3,214

	Three Months Ended March 31, 2021
	Marketplace	Resale	Consolidated
Revenues	$21,993	$2,121	$24,114
Cost of revenues (exclusive of depreciation and amortization shown separately below)	2,700	1,225	3,925
Marketing and selling	7,955	—	7,955

Contribution margin	$11,338	$896	$12,234

General and administrative			15,871
Depreciation and amortization			295

Loss from operations			(3,932)
Interest expense – net			16,319

Loss before income taxes			$(20,251)

Substantially all of our sales occur, and assets reside, in the United States.

16. S
EGMENT
R
EPORTING
Our reportable segments are Marketplace and Resale. Through the Marketplace segment, we act as an intermediary between ticket buyers and sellers within our online secondary ticket marketplace. Through the Resale segment, we acquire tickets from primary sellers, which it then sells through secondary ticket marketplaces. Revenues and contribution margin are used by our Chief Operating Decision Maker (“CODM”) to assess performance of the business. We define contribution margin as revenues less cost of revenues and marketing and selling expenses.
We do not report our assets, capital expenditures, or related depreciation and amortization expenses by segment, because our CODM does not use this information to evaluate the performance of our operating segments.
The following table represents our segment information for the year ended December 31, 2021 (in thousands):

	Marketplace	Resale	Consolidated
Revenues	$389,668	$53,370	$443,038
Cost of revenues (exclusive of depreciation and amortization shown separately below)	51,702	38,915	90,617
Marketing and selling	181,358	—	181,358

Contribution margin	$156,608	$14,455	171,063
General and administrative			92,170
Depreciation and amortization			2,322

Income from operations			76,571
Interest expense – net			58,179
Loss on extinguishment of debt			35,828
Other expenses			1,389

Loss before income taxes			$(18,825)

The following table represents our segment information for the year ended December 31, 2020 (in thousands):

	Marketplace	Resale	Consolidated
Revenues	$23,281	$11,796	$35,077
Cost of revenues (exclusive of depreciation and amortization shown separately below)	13,741	10,949	24,690
Marketing and selling	38,121	—	38,121

Contribution margin	$(28,581)	$847	(27,734)
General and administrative			66,199
Depreciation and amortization			48,247
Impairment charges			573,838

Loss from operations			(716,018)
Interest expense – net			57,482
Loss on extinguishment of debt			685

Net loss			$(774,185)

The following table represents our segment information for the year ended December 31, 2019 (in thousands):

	Marketplace	Resale	Consolidated
Revenues	$403,645	$65,280	$468,925
Cost of revenues (exclusive of depreciation and amortization shown separately below)	52,857	53,146	106,003
Marketing and selling	178,446	—	178,446

Contribution margin	$172,342	$12,134	184,476
General and administrative			101,335
Depreciation and amortization			93,078

Loss from operations			(9,937)
Interest expense—net			41,497
Loss on extinguishment of debt			2,414

Net loss			$(53,848)

Substantially all of our sales occur and assets reside in the United
States.